Trade Notes and Accounts Receivable, Net - Aging Analysis for Trade Notes and Accounts Receivable (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 30,076	$ 983	$ 31,941
Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 32,678		34,058
Gross carrying amount [Member] | Non-overdue [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			30,032
Gross carrying amount [Member] | Less than 30 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			1,280
Gross carrying amount [Member] | 31-60 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			485
Gross carrying amount [Member] | 61-90 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			278
Gross carrying amount [Member] | 91-120 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			253
Gross carrying amount [Member] | 121-180 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			122
Gross carrying amount [Member] | More than 181 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			$ 1,608